Investment Objectives and Goals - Environmental Services ETF	Dec. 19, 2025
Prospectus [Line Items]
Risk/Return [Heading]	VanEck Environmental Services ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
VanEck Environmental Services ETF (the “Fund”) seeks to track as closely as possible, before fees and expenses, the price and yield performance of the MarketVector™ Global Environmental Services Index (the “Environmental Services Index” or the “Index”).